Other income (expense) (Tables)	12 Months Ended
Mar. 31, 2014
Other Income (Expense)

Other income (expense) included in “Other, net” in the consolidated statements of income for the fiscal years ended March 31, 2012, 2013 and 2014 comprised the following:

	Millions of yen
	2012	2013	2014
Net realized gains (losses) on dispositions of investments in affiliates	¥423	¥(3)	¥1,888
Net realized gains (losses) on dispositions of marketable securities and other investments	1,009	792	1,802
Other-than-temporary impairment loss on marketable securities and other investments	(4,030)	(10,928)	(3,055)
Foreign exchange gains (losses), net	(1,034)	(913)	4,409
Rental revenue received	1,765	2,378	1,270
Dividends income	4,362	5,649	3,999
Penalties and compensation for damages	1,419	2,173	1,840
Bad debt expenses	(5)	(2,454)	(35)
Other, net	(13)	(333)	1,263

Total	¥3,896	¥(3,639)	¥13,381